Intangible assets (Details Textual) ₪ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2019 ARS ($)
Disclosure of detailed information about intangible assets [line items]
Principal amount			$ 84,159
Goodwill			4,569
NIS [Member]
Disclosure of detailed information about intangible assets [line items]
Principal amount | ₪		₪ 4,936
Goodwill | ₪		₪ 268
Barter Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Description of goodwill	The goodwill allocated to telecommunication in Israel amounts to NIS 268 (Ps. 5,451 at the exchange rate at the end of the financial year 2020), the one assigned to supermarkets amounted to NIS 192 and the assigned to Israel real state amounted to NIS 113.
Costs [member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	$ 352		1,052
General And Administrative Expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	1,636		1,349
Selling Expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	$ 2,700		$ 2,238